Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 28, 2025	Dec. 29, 2024	Dec. 31, 2023	Jan. 01, 2023	Jan. 02, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VS. PERFORMANCE
As required by Section 953(a) of the Dodd-Frank Act, and Item 402(v) of Regulation
S-K,
we are providing the following information about the relationship between executive compensation actually paid and certain Company financ ial
performance metrics. For further information concerning our
pay-for-performance
philosophy and how we align executive compensation with Company financial performance, refer to the “Compensation Discussion and Analysis” section above.
The following table provides
information
showing the relationship during 2025, 2024, 2023, 2022, and 2021 between (1) executive compensation “actually paid” (as defined by SEC rules and further described below) to each person serving as (a) our principal executive officer or PEO (also referred to as our CEO) and (b) our non-PEO
named executive officers (also referred to below as other NEOs or non-PEO
NEOs), on an average basis, and (2) the Company’s financial performance. The Company’s selected performance measure included in the chart below is Adjusted EBITDA, which is described in the “Compensation Discussion and Analysis” section above and in “
Appendix A
–
Non-GAAP
Measures and Key Performance Indicators” below.
Pay vs. Performance Table

Year	SCT Total for PEO (1) ($)	Compensation Actually Paid to PEO (3) ($)	Average Summary Compensation Table Total for Non-PEO NEO (2) ($)	Average Compensation Actually Paid to Non-PEO NEO (3)	Total Stockholder Return (“TSR”) Value of Initial Fixed $100 Investment Based On (4) :		Net Income ($)	Adjusted EBITDA (5) ($)
					Krispy Kreme, Inc. ($)	S&P Consumer Discretionary ($)
2025	3,693,795	(5,236,700)	2,167,163	(5,738,288)	25.18	136.92	(523,779,000)	140,253,000
2024	2,510,455	(3,195,195)	1,950,347	(507,059)	57.53	130.68	3,815,000	193,528,000
2023	10,460,664	19,034,119	6,212,781	8,157,460	88.76	98.61	(36,647,000)	211,624,000
2022	2,138,714	(10,787,406)	1,081,632	(3,311,747)	60.71	69.92	(8,775,000)	190,729,000
2021	23,637,042	28,259,408	5,855,030	7,455,217	111.29	112.01	(14,843,000)	187,945,000
(1)	Joshua Charlesworth served as our PEO for the entirety of 2025 and 2024; Michael Tattersfield served as our PEO for the entirety of 2023, 2022, and 2021.

(2)	Our non-PEO NEOs included:

a.	2025 - Jeremiah Ashukian, Raphael Duvivier, Alison Holder, Nicola Steele, and Theresa Zandhuis.
b.	2024 - Jeremiah Ashukian, David Skena, Matthew Spanjers, and Theresa Zandhuis.
c.	2023 - Joshua Charlesworth, Jeremiah Ashukian, Matthew Spanjers, and Raphael Duvivier .
d.	2022 - Joshua Charlesworth, Andrew Skehan, David Skena, Matthew Spanjers, and Catherine Tang.
e.	2021 - Joshua Charlesworth, Andrew Skehan, Matthew Spanjers, and Catherine Tang.

(3)
Compensation “actually paid” is calculated in accordance with Item 40
2
(v) of Regulation
S-K.
The table included in the “
Compensation
Actually Paid Table” section below sets forth each adjustment made during each year presented in the table to calculate the compensation “actually paid” to our NEOs.

(4)
For each year, total stockholder return for the Company and the peer group was calculated in accordance with Item 201 and Item 402(v) of Regulation
S-K.
For purposes of this pay vs. performance disclosure, our peer group is the same peer group used for purposes of the performance graph included in Part II, Item 5 of our Annual Report on Form
10-K
for the fiscal year ended December 28, 2025, namely, the Standard & Poor’s Consumer Discretionary Sector. The total stockholder return figures assume an initial $100 investment on July 1, 2021, the date of our IPO, and represent the value of such investment as of January 2, 2022, January 1, 2023, December 31, 2023, December 29, 2024, and December 28, 2025, respectively.

(5)
For a description of Adjusted EBITDA, see the section “Compensation Discussion and Analysis - Elements of Compensation” above, and “
Appendix A
–
Non-GAAP
Measures and Key Performance Indicators” below.

Compensation
Actually Paid Table

NEO	Year		Summary Compensation Table Total ($)	Deduct Summary Compensation Table Stock and Option Awards ($)	Add FV of Unvested Awards Granted in the FY ($)	Add FV Change of Unvested Awards Granted in PYs ($)	Add Vested Awards Granted in the FY ($)	Add FV Change of Vested Awards Granted in PYs ($)	Subtract FV of Awards Granted in PYs that Failed to Vest in the FY ($)	Add Value of Dividends or Other Earnings on Unvested Awards in the FY ($)	Compensation Actually Paid ($)
	2025		3,693,795	2,677,677	3,048,677	(8,425,901)	—	(875,593)	—	—	(5,236,700)
	2024		2,510,455	1,000,012	652,443	(5,751,880)	—	393,799	—	—	(3,195,195)
PEO	2023		10,460,664	7,925,905	7,972,740	8,434,562	—	92,058	—	—	19,034,119
	2022		2,138,714	999,998	712,214	(12,598,179)	—	(40,157)	—	—	(10,787,406)
	2021	(1)	23,637,042	16,138,304	20,034,181	454,389	—	272,100 (2)	—	—	28,259,408

Other NEOs	2025		2,167,163	8,253,631	1,721,564	(1,088,799)	—	(284,586)	—	—	(5,738,288)
	2024		1,950,347	1,306,272	870,682	(2,207,082)	—	185,265	—	—	(507,059)
	2023		6,212,781	4,740,136	5,345,825	1,288,998	—	49,992	—	—	8,157,460
	2022		1,081,632	460,002	256,398	(2,612,186)	—	(201,728)	1,375,862	—	(3,311,747)
	2021		5,855,030	3,806,755	4,728,962	275,769	—	402,211	—	—	7,455,217

(1)
Stock and option awards were granted to our NEOs in connection with our IPO on July 21, 2021, and prior awards were cancelled as part of the IPO. These stock and option awards’ initial valuations were as follows:

a.	Stock awards: $17.00 as of July 1, 2021 (the offering price)
b.	Option awards: $6.10 as of May 1, 2021 (Black-Scholes model)

(2)
Michael Tattersfield had stock awards, granted in prior years, that vested on May 18, 2021. The Company valued equity awards semi
-annually as a private company. Accordingly, the fair value of Mr. Tattersfield’s vested stock awards was $15.31 per share at the end of fiscal year 2020 and May 18, 2021.

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote
(2)	Our non-PEO NEOs included:

a.	2025 - Jeremiah Ashukian, Raphael Duvivier, Alison Holder, Nicola Steele, and Theresa Zandhuis.
b.	2024 - Jeremiah Ashukian, David Skena, Matthew Spanjers, and Theresa Zandhuis.
c.	2023 - Joshua Charlesworth, Jeremiah Ashukian, Matthew Spanjers, and Raphael Duvivier .
d.	2022 - Joshua Charlesworth, Andrew Skehan, David Skena, Matthew Spanjers, and Catherine Tang.
e.	2021 - Joshua Charlesworth, Andrew Skehan, Matthew Spanjers, and Catherine Tang.

Peer Group Issuers, Footnote	For each year, total stockholder return for the Company and the peer group was calculated in accordance with Item 201 and Item 402(v) of Regulation
S-K.
For purposes of this pay vs. performance disclosure, our peer group is the same peer group used for purposes of the performance graph included in Part II, Item 5 of our Annual Report on Form
10-K
	for the fiscal year ended December 28, 2025, namely, the Standard & Poor’s Consumer Discretionary Sector. The total stockholder return figures assume an initial $100 investment on July 1, 2021, the date of our IPO, and represent the value of such investment as of January 2, 2022, January 1, 2023, December 31, 2023, December 29, 2024, and December 28, 2025, respectively.
Adjustment To PEO Compensation, Footnote
Compensation
Actually Paid Table

NEO	Year		Summary Compensation Table Total ($)	Deduct Summary Compensation Table Stock and Option Awards ($)	Add FV of Unvested Awards Granted in the FY ($)	Add FV Change of Unvested Awards Granted in PYs ($)	Add Vested Awards Granted in the FY ($)	Add FV Change of Vested Awards Granted in PYs ($)	Subtract FV of Awards Granted in PYs that Failed to Vest in the FY ($)	Add Value of Dividends or Other Earnings on Unvested Awards in the FY ($)	Compensation Actually Paid ($)
	2025		3,693,795	2,677,677	3,048,677	(8,425,901)	—	(875,593)	—	—	(5,236,700)
	2024		2,510,455	1,000,012	652,443	(5,751,880)	—	393,799	—	—	(3,195,195)
PEO	2023		10,460,664	7,925,905	7,972,740	8,434,562	—	92,058	—	—	19,034,119
	2022		2,138,714	999,998	712,214	(12,598,179)	—	(40,157)	—	—	(10,787,406)
	2021	(1)	23,637,042	16,138,304	20,034,181	454,389	—	272,100 (2)	—	—	28,259,408

Other NEOs	2025		2,167,163	8,253,631	1,721,564	(1,088,799)	—	(284,586)	—	—	(5,738,288)
	2024		1,950,347	1,306,272	870,682	(2,207,082)	—	185,265	—	—	(507,059)
	2023		6,212,781	4,740,136	5,345,825	1,288,998	—	49,992	—	—	8,157,460
	2022		1,081,632	460,002	256,398	(2,612,186)	—	(201,728)	1,375,862	—	(3,311,747)
	2021		5,855,030	3,806,755	4,728,962	275,769	—	402,211	—	—	7,455,217

(1)
Stock and option awards were granted to our NEOs in connection with our IPO on July 21, 2021, and prior awards were cancelled as part of the IPO. These stock and option awards’ initial valuations were as follows:

a.	Stock awards: $17.00 as of July 1, 2021 (the offering price)
b.	Option awards: $6.10 as of May 1, 2021 (Black-Scholes model)

(2)
Michael Tattersfield had stock awards, granted in prior years, that vested on May 18, 2021. The Company valued equity awards semi
-annually as a private company. Accordingly, the fair value of Mr. Tattersfield’s vested stock awards was $15.31 per share at the end of fiscal year 2020 and May 18, 2021.

Non-PEO NEO Average Total Compensation Amount	$ 2,167,163	$ 1,950,347	$ 6,212,781	$ 1,081,632	$ 5,855,030
Non-PEO NEO Average Compensation Actually Paid Amount	$ (5,738,288)	(507,059)	8,157,460	(3,311,747)	7,455,217
Adjustment to Non-PEO NEO Compensation Footnote
Compensation
Actually Paid Table

NEO	Year		Summary Compensation Table Total ($)	Deduct Summary Compensation Table Stock and Option Awards ($)	Add FV of Unvested Awards Granted in the FY ($)	Add FV Change of Unvested Awards Granted in PYs ($)	Add Vested Awards Granted in the FY ($)	Add FV Change of Vested Awards Granted in PYs ($)	Subtract FV of Awards Granted in PYs that Failed to Vest in the FY ($)	Add Value of Dividends or Other Earnings on Unvested Awards in the FY ($)	Compensation Actually Paid ($)
	2025		3,693,795	2,677,677	3,048,677	(8,425,901)	—	(875,593)	—	—	(5,236,700)
	2024		2,510,455	1,000,012	652,443	(5,751,880)	—	393,799	—	—	(3,195,195)
PEO	2023		10,460,664	7,925,905	7,972,740	8,434,562	—	92,058	—	—	19,034,119
	2022		2,138,714	999,998	712,214	(12,598,179)	—	(40,157)	—	—	(10,787,406)
	2021	(1)	23,637,042	16,138,304	20,034,181	454,389	—	272,100 (2)	—	—	28,259,408

Other NEOs	2025		2,167,163	8,253,631	1,721,564	(1,088,799)	—	(284,586)	—	—	(5,738,288)
	2024		1,950,347	1,306,272	870,682	(2,207,082)	—	185,265	—	—	(507,059)
	2023		6,212,781	4,740,136	5,345,825	1,288,998	—	49,992	—	—	8,157,460
	2022		1,081,632	460,002	256,398	(2,612,186)	—	(201,728)	1,375,862	—	(3,311,747)
	2021		5,855,030	3,806,755	4,728,962	275,769	—	402,211	—	—	7,455,217

(1)
Stock and option awards were granted to our NEOs in connection with our IPO on July 21, 2021, and prior awards were cancelled as part of the IPO. These stock and option awards’ initial valuations were as follows:

a.	Stock awards: $17.00 as of July 1, 2021 (the offering price)
b.	Option awards: $6.10 as of May 1, 2021 (Black-Scholes model)

(2)
Michael Tattersfield had stock awards, granted in prior years, that vested on May 18, 2021. The Company valued equity awards semi
-annually as a private company. Accordingly, the fair value of Mr. Tattersfield’s vested stock awards was $15.31 per share at the end of fiscal year 2020 and May 18, 2021.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
Tabular List of Financial Performance Measures
The following is a list, in no particular order, of the most important financial
performance measures used by the Company to link compensation actually paid to our NEOs for 2025 to Company performance. For more information on these financial performance measures, see the “Compensation Discussion and Analysis” section above.

1.	Adjusted EBIT Growth

2.	Adjusted EPS

3.	Leverage

4.	Net Sales Growth

5.	ROIC

Total Shareholder Return Amount	$ 25.18	57.53	88.76	60.71	111.29
Peer Group Total Shareholder Return Amount	136.92	130.68	98.61	69.92	112.01
Net Income (Loss)	$ (523,779,000)	$ 3,815,000	$ (36,647,000)	$ (8,775,000)	$ (14,843,000)
Company Selected Measure Amount	140,253,000	193,528,000	211,624,000	190,729,000	187,945,000
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBIT Growth
Non-GAAP Measure Description	For a description of Adjusted EBITDA, see the section “Compensation Discussion and Analysis - Elements of Compensation” above, and “
Appendix A
–
Non-GAAP
	Measures and Key Performance Indicators” below.
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted EPS
Measure:: 3
Pay vs Performance Disclosure
Name	Leverage
Measure:: 4
Pay vs Performance Disclosure
Name	Net Sales Growth
Measure:: 5
Pay vs Performance Disclosure
Name	ROIC
Joshua Charlesworth [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 3,693,795	$ 2,510,455
PEO Actually Paid Compensation Amount	$ (5,236,700)	$ (3,195,195)
PEO Name	Joshua Charlesworth	Joshua Charlesworth
Michael Tattersfield [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 10,460,664	$ 2,138,714	$ 23,637,042
PEO Actually Paid Compensation Amount			$ 19,034,119	$ (10,787,406)	$ 28,259,408
PEO Name			Michael Tattersfield	Michael Tattersfield	Michael Tattersfield
PEO | Joshua Charlesworth [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 3,048,677	$ 652,443
PEO | Joshua Charlesworth [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(8,425,901)	(5,751,880)
PEO | Joshua Charlesworth [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(875,593)	393,799
PEO | Joshua Charlesworth [Member] | Summary Compensation Table Stock and Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,677,677)	(1,000,012)
PEO | Michael Tattersfield [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ 7,972,740	$ 712,214	$ 20,034,181
PEO | Michael Tattersfield [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			8,434,562	(12,598,179)	454,389
PEO | Michael Tattersfield [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			92,058	(40,157)	272,100
PEO | Michael Tattersfield [Member] | Summary Compensation Table Stock and Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(7,925,905)	(999,998)	(16,138,304)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,721,564	870,682	5,345,825	256,398	4,728,962
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,088,799)	(2,207,082)	1,288,998	(2,612,186)	275,769
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(284,586)	185,265	49,992	(201,728)	402,211
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(1,375,862)
Non-PEO NEO | Summary Compensation Table Stock and Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (8,253,631)	$ (1,306,272)	$ (4,740,136)	$ (460,002)	$ (3,806,755)